Convertible Note - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	May 05, 2018 CNY (¥)	May 05, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 $ / shares	May 05, 2018 $ / shares
Debt Instrument [Line Items]
Proceeds from convertible note issuance		$ 40,000	¥ 234,039	$ 34,040
Convertible note			242,702
Debt discount on convertible note			32,318
Amortization of debt discount			25,337	3,685
Gain on change in fair value of derivative liabilities			57,890	$ 8,420
Interest expenses on issuance of convertible note			4,987
Convertible Debt [Member]
Debt Instrument [Line Items]
Convertible note conversion price | $ / shares					$ 6.50	$ 6.50
Fair value of embedded conversion	¥ 58,486		¥ 596
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	3.12%	3.12%	3.02%	3.02%
Expected life	1 year 6 months	1 year 6 months	9 months 29 days	9 months 29 days
Market price | $ / shares					$ 2.23	5.73
Convertible Debt [Member] | Class B Ordinary Shares
Debt Instrument [Line Items]
Expected volatility rate	56.00%	56.00%	56.00%	56.00%
FutureX Innovation SPC
Debt Instrument [Line Items]
Proceeds from convertible note issuance	¥ 275,020	$ 40,000
Convertible note conversion price | $ / shares						$ 6.50
Convertible note term	18 months	18 months
Convertible note bears interest	2.80%	2.80%
Convertible note description			The event of a fundamental change, as defined in the FutureX Convertible Note, the holder of the note may require the Group to repurchase the FutureX Convertible Note at a price equal to 100% of the principal amount of the FutureX Convertible Note, plus accrued and unpaid interest.	The event of a fundamental change, as defined in the FutureX Convertible Note, the holder of the note may require the Group to repurchase the FutureX Convertible Note at a price equal to 100% of the principal amount of the FutureX Convertible Note, plus accrued and unpaid interest.
FutureX Innovation SPC | Class B Ordinary Shares
Debt Instrument [Line Items]
Registration rights agreement period	15 months	15 months